S000035291 [Member] Expense Example - Ariel International Fund	Sep. 30, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	731
Expense Example, with Redemption, 10 Years	1,636
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	$ 1,262